Income Taxes - Summary of loss before income taxes (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Domestic			$ (127,599)	$ (123,760)
Foreign			1,569	176
Total loss before income taxes	$ (90,337)	$ (89,036)	$ (126,030)	$ (123,584)